Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 180,198	$ 25,035	¥ 175,696	¥ 262,429
Short-term investments under fair value	82,791	11,502	156,639
Long-term investments under fair value - current	14,122	1,962	135,201
Total current assets	322,579	44,816	511,188
Non-current assets
Long-term investment under fair value - non-current	94,817	13,173	13,583
Other non-current assets	2,429	337	972
Total non-current assets	351,581	48,846	89,852
TOTAL ASSETS	674,160	93,662	601,040
Accrued expenses and other current liabilities	66,040	9,175	59,542
TOTAL LIABILITIES	148,016	20,563	89,150
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,189,215 and 21,163,416 shares issued and outstanding as of February 28, 2023 and February 29, 2024, respectively)	14	2	14
Additional paid-in capital	783,313	108,828	780,191
Treasury shares (2,912,768 and 2,938,567 shares as of February 28, 2023 and February 29, 2024, respectively)	(56,090)	(7,793)	(55,931)
Accumulated deficit	(277,339)	(38,531)	(282,300)
Accumulated other comprehensive income	25,105	3,488	15,758
Shareholders’ equity	475,003	65,994	457,732
TOTAL LIABILITIES AND EQUITY	674,160	93,662	601,040
Four Seasons Education (Cayman) Inc.
Current assets
Cash and cash equivalents	73,528	10,215	65,987
Short-term investments under fair value	82,791	11,502	156,639
Long-term investments under fair value - current	14,122	1,962	135,201
Amounts due from subsidiaries and consolidated VIEs	4	1	3
Other current assets	1,334	186	970
Total current assets	171,779	23,866	358,800
Non-current assets
Restricted cash	121,472	16,877
Long-term investment under fair value - non-current	124,990	17,365	122,352
Investments in subsidiaries and consolidated VIEs	94,817	13,173	13,583
Total non-current assets	341,279	47,415	135,935
TOTAL ASSETS	513,058	71,281	494,735
Accrued expenses and other current liabilities	1,446	201	2,314
Amounts due to subsidiaries and consolidated VIEs	35,322	4,907	34,689
Other liabilities	1,287	179
TOTAL LIABILITIES	38,055	5,287	37,003
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,189,215 and 21,163,416 shares issued and outstanding as of February 28, 2023 and February 29, 2024, respectively)	14	2	14
Additional paid-in capital	783,313	108,828	780,191
Treasury shares (2,912,768 and 2,938,567 shares as of February 28, 2023 and February 29, 2024, respectively)	(56,090)	(7,793)	(55,931)
Accumulated deficit	(277,339)	(38,531)	(282,300)
Accumulated other comprehensive income	25,105	3,488	15,758
Shareholders’ equity	475,003	65,994	457,732
TOTAL LIABILITIES AND EQUITY	¥ 513,058	$ 71,281	¥ 494,735